Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,392	$ 5,030
Accounts receivable - trade, net of allowance for doubtful accounts of $1,632 and $310, respectively	16,884	11,139
Lease payments receivable, current	2,480
Lease payments receivable - Westcon	4,106
Inventories	1,495
Recoverable taxes, current	3,521
Deferred costs, current	8,803	9,298
Deferred tax assets, net	647	622
Prepaid expenses and other current assets	2,957	1,278
Total current assets	42,285	27,367
Property and equipment, net	6,891	5,474
Accounts receivable - trade, long-term	107
Lease payments receivable, long-term	2,122
Lease payments receivable - Westcon, long-term	11,612
Recoverable taxes, long-term	2,348
Inventories, long-term	311
Goodwill	29,460	3,765
Other intangible assets, net	18,655	9,022
Other assets	613
Deferred costs, net of current portion	4,008	860
Totals	118,412	46,488
Current liabilities:
Accounts payable	23,541	14,643
Accrued liabilities	7,467	5,042
Westcon capital lease	2,612
Capital leases	2,990
Current maturities of long-term debt	12,842	2,238
Current portion of deferred revenue	13,422	14,887
Deferred purchase price	4,624
Purchase price contingency	1,945
Total current liabilities	69,443	36,810
Long-term debt, net of current maturities and debt discount of $1,030	7,801	79
Westcon capital lease, net of current maturities	7,285
Capital leases, net of current maturities	333
Deferred revenue, net of current portion	6,029	1,290
Other long term liabilities	7,823
Deferred tax liabilities	2,701	2,551
Total liabilities	101,415	40,730
Commitments and contingencies
Redeemable noncontrolling interest	3,686
Stockholders' Equity:
Preferred stock $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of September 30, 2011 and December 31, 2010, respectively
Common stock $0.001 par value, 40,000,000 shares authorized, 9,875,491 issued and outstanding at September 30, 2011 and 4,808,167 issued and outstanding as of December 31, 2010	10	5
Additional paid-in capital	30,721	19,598
Accumulated deficit	(16,407)	(13,809)
Accumulated other comprehensive loss	(1,013)	(36)
Total stockholders' equity	13,311	5,758
Totals	$ 118,412	$ 46,488